Segment information - Additional Information (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment		6
Revenue		$ 1,026,685	$ 617,823
Initial adoption of IFRS 16	$ 9,379		9,379
Turkey
Disclosure of operating segments [line items]
Revenue		588,188	352,385
CANADA
Disclosure of operating segments [line items]
Revenue		257,267	125,282
Two customers | Turkey
Disclosure of operating segments [line items]
Revenue		368,459	280,092
One customer | CANADA
Disclosure of operating segments [line items]
Revenue		$ 255,558	$ 122,160